Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Schedule of balances with related parties
	December 31,
	2017	2018
	NIS	NIS

Receivables - associates	8	7

Liabilities to related parties, net	(23)	6
Advanced payment to Eurocom DBS (not including
interest) for contingent consideration	99	99

Schedule of transactions with related parties
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Revenues
From associates	7	8	6
From related parties	13	23	31
Expenses
To related parties	110	122	*54
To associates	2	5	5
Investments
Related parties	59	28	1
Acquisition of DBS	55	**(70)	-
Revised fair value of the excess advance payments for acquisition of DBS	-	**56	**43

*	Related-party expenses include amounts paid by DBS to Space Communications Ltd. (“Spacecom”) up to May 3, 2018. It should be noted subsequent to this date, the Company believes, based on information it received, that Spacecom ceased to be a related party. In 2018, DBS paid a total of NIS 74 to Spacecom.

**	Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to the Company from the excess of the advance payments that it paid, recognized as financing income, net.

Schedule of transactions listed in section 270(4) of the Companies Law

Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction
December 8, 2015 – see (1) below	Amendment to the framework agreement between Pelephone and Eurocom Cellular Communications Ltd, so that it will be extended to other products and brands, including related services for all products and its extension until December 31, 2018 (or three years after the acquisition date of any additional products or brands, whichever is earlier).	Annual scope of up to NIS 50 (for all the products).
June 30, 2016 – see (2) below	Extension of the amended agreement of Bezeq with Eurocom Communications Ltd. ("Eurocom Communications") for ongoing management and consultation services for the Company for a period of three years. The management agreement was terminated on April 25, 2018.	For the period between January 1, 2018 and April 25, 2018, an amount of NIS 800,000 was not paid and was offset against a debt.
April 3, 2017 – see (3) below	Approval of Bezeq vote at the general meeting of DBS in favor of the agreement between DBS and Space Communications Ltd. ("Spacecom" and "the Parties" respectively) with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom's satellites ("the Agreement"), including in favor of implementation of the Agreement. The validity of the Agreement remains the same as the original agreement, namely, until the end of 2028.	A total nominal cost of up to USD 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of USD 21.9. It should be noted that the overall cost of the Agreement may be lower if surplus revenue sharing mechanisms are applied and/or the assumptions set out in the amendment to the Agreement. For further information, see Note 23)

(1)	Bezeq has a personal interest in the transaction, since Eurocom Cellular Communications Ltd. (a party to the transaction), is controlled by Eurocom Communications, which is the ultimate controlling shareholder of Bezeq.

(2)	The management agreement stipulated that Eurocom Communications will provide the services of Shaul Elovitch, who will serve as executive chairman of the Board of Directors of the Company and its subsidiaries, with a position of 70%. In addition, it was determined that Eurocom Communications will provide directors on its behalf, to serve on the boards of directors of the Company and the subsidiary companies. Eurocom will also provide ongoing consulting services as follows: (A) directors' compensation, consisting of annual participation compensation and actual participation compensation based on a maximum amount for one meeting (as this term is defined in the Companies Regulations (Rules for Compensation and Expenses of an External Director), 2000), based on the relevant rating of the Company of the subsidiary/sub-subsidiary (as the case may be) at that date, for the participation of the directors serving on behalf of the Company's controlling shareholders, as part of their membership and their position as directors in the Company and/or its subsidiaries and the various committees, subject to adjustments in accordance with their number and presence at meetings; (B) NIS 3.5 per year for the service and activities of Shaul Elovitch as active chairman of the Board of Directors of the Company and its subsidiaries; and (C) NIS 432 thousand per year for ongoing consultation services.

On July 26, 2018, Bezeq Board of Directors resolved that the provision of all components of the services under the Management Agreement was de facto discontinued on April 25, 2018, and determined the amount of NIS 800,000 due to Eurocom Communications from the Bezeq, for the period between January 1, 2018 and April 25, 2018 should not be paid, due to the restrictions imposed on the activities of Shaul Elovitch and other directors who serve or who served on the Board of Directors of Bezeq and its subsidiaries on behalf of Eurocom Communications in the reporting year, in connection with the investigation conducted by the ISA and the Israel Police. The amount was not paid to Eurocom Communications in practice but was deferred and offset against the debt of Eurocom Communications to Bezeq.

(3)	Bezeq had a personal interest in the transaction as at the date of its approval, since, as at the date of the transaction, Spacecom was controlled by Eurocom Communications, the ultimate controlling shareholder of Bezeq. To the best of the Company's knowledge and in accordance with information provided to the Company by Eurocom Communications, the link between Eurocom Communications and Spacecom has been severed, since the court appointed a receiver for the shares of Spacecom held by Eurocom Communications ("the Spacecom Shares under Receivership"), which holds the full voting rights, and in view of the fact that as Bezeq was informed, the value of the collateral held by the receiver, including the value of the Spacecom Shares under Receivership, does not exceed the amount of the debt underlying the appointment of the receiver.

Schedule of financial value of the transactions
Amounts
included in the
consolidated
financial statements
NIS

Expenses	28

Schedule of key management personnel compensation
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Employee benefits	2	2	2